Pension and Other Post-Retirement Benefits (Additional Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Total contributions recognized as expense under all defined contribution plans	$ 115	$ 111	$ 116